                                                            [ZURICH KEMPER LOGO]






Kemper
 ADVANTAGE III
      VARIABLE ANNUITY

                               1999 ANNUAL REPORT

Includes Semi-Annual Reports for:

- Kemper Variable Series                         - Scudder Variable Life Investment Fund
- Janus Aspen Series                             - The Dreyfus Socially Responsible Growth Fund, Inc.
- Lexington Natural Resources Trust              - J.P. Morgan Series Trust II
- Lexington Emerging Markets Fund                - The Alger American Fund
- Fidelity Variable Insurance Products Fund      - American Century Variable Portfolios, Inc.
- Fidelity Variable Insurance Products Fund II

[ZURICH KEMPER LOGO]

KEMPER ADVANTAGE III
A Flexible Payment Fixed and Variable Annuity from
Kemper Investors Life Insurance Company
1 Kemper Drive, Long Grove, IL 60049


Issued by Kemper Investors Life Insurance Co.
Securities distributed by Investors Brokerage Services, Inc.


ADV3-AN00 (2/00)